Debt	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Debt

Note 9 Debt

2018
On May 4, 2018, Bell Canada redeemed, prior to maturity, its 3.50% Series M-28 medium term notes (MTN) debentures, having an outstanding principal amount of $400 million which were due on September 10, 2018.
On April 16, 2018, Bell Canada redeemed, prior to maturity, its 4.59% Series 9 notes, having an outstanding principal amount of $200 million which were due on October 1, 2018. In addition, on the same date, Bell Canada redeemed, prior to maturity, its 5.52% Series M-33 debentures, having an outstanding principal amount of $300 million, which were due on February 26, 2019.
In Q2 2018, we incurred early debt redemption charges of $18 million which were recorded in Other (expense) income in the income statement.

In Q2 2018, Bell Canada reclassified its $1 billion 3.35% Series M-25 debentures, which mature on June 18, 2019, from long-term debt to debt due within one year.
On March 29, 2018, Bell Canada issued 4.464% Series US-1 notes under its 2016 trust indenture, with a principal amount of US $750 million (CAD $967 million), which mature on April 1, 2048. The Series US-1 Notes have been hedged for foreign currency fluctuations through a cross currency interest rate swap. See Note 11, Financial assets and liabilities, for additional details.
On March 12, 2018, Bell Canada issued 3.35% Series M-47 MTN debentures under its 1997 trust indenture, with a principal amount of $500 million, which mature on March 12, 2025.